UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-2993

                      (Investment Company Act File Number)

                         Edward Jones Money Market Fund
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  2/29/08


                Date of Reporting Period:  Quarter ended 5/31/07







ITEM 1.     SCHEDULE OF INVESTMENTS




EDWARD JONES MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
May 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                      GOVERNMENT AGENCIES--13.6%
  $   368,000,000   1 Federal Home Loan Bank System Floating Rate Notes, 5.190% - 5.200%, 6/8/2007 - 6/19/2007      $    367,951,855
      389,060,000     Federal Home Loan Bank System Notes, 4.600% - 5.500%, 6/21/2007 - 5/5/2008                         388,795,997
      226,895,000   2  Federal Home Loan Mortgage Corp. Discount Notes, 4.945% - 5.010%, 6/29/2007 - 1/7/2008            222,984,451
      273,000,000   1  Federal Home Loan Mortgage Corp. Floating Rate Notes, 5.205% - 5.220%, 6/18/2007 -                272,974,365
                      6/19/2007
      362,375,000     Federal Home Loan Mortgage Corp. Notes, 4.000% - 5.750%, 6/1/2007 - 4/15/2008                      362,510,879
      232,500,000   2  Federal National Mortgage Association Discount Notes, 4.905% - 5.000%, 2/29/2008 -                222,020,134
                      5/12/2008
      250,000,000   1  Federal National Mortgage Association Floating Rate Notes, 5.190%, 6/28/2007                      249,923,415
      357,500,000     Federal National Mortgage Association Notes, 4.250% - 5.300%, 7/15/2007 - 1/8/2008                 357,322,087
                          TOTAL GOVERNMENT AGENCIES                                                                    2,444,483,183
                      REPURCHASE AGREEMENTS-85.4%
    1,000,000,000     Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 5/31/2007 under which         1,000,000,000
                      ABN AMRO Bank NV, New York will repurchase U.S. Government Agency securities with various maturities to 9/1/2045 for $2,000,295,556 on 6/1/2007. The market value of the underlying securities at the end of the period was $2,046,059,160.
      160,000,000     Repurchase agreement 5.32%, dated 5/31/2007 under which BMO Capital Markets Corp. will             160,000,000
                      repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 8/1/2036 for $160,023,644 on 6/1/2007. The market value of the underlying securities at the end of the period was $163,411,715.
      558,611,000     Interest in $2,230,000,000 joint repurchase agreement 5.08%, dated 5/31/2007 under which           558,611,000
                      BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 2/15/2027 for $2,230,314,678 on 6/1/2007. The market value of the underlying securities at the end of the period was $2,274,921,135.
      170,000,000   3 Interest in $295,000,000 joint repurchase agreement 5.285%, dated 4/11/2007 under which            170,000,000
                      Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 7/15/2036 for $310,763,981 on 4/10/2008. The market value of the underlying securities at the end of the period was $305,339,523.
    1,000,000,000     Interest in $4,000,000,000 joint repurchase agreement 5.32%, dated 5/31/2007 under which         1,000,000,000
                      Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 4/20/2017 for $4,000,591,111 on 6/1/2007. The market value of the underlying securities at the end of the period was $4,080,603,686.
    1,490,000,000     Interest in $2,760,000,000 joint repurchase agreement 5.32%, dated 5/31/2007 under which         1,490,000,000
                      Citigroup Global Markets, Inc. will repurchase U.S. Government Agency securities with various maturities to 2/1/2047 for $2,760,407,867 on 6/1/2007. The market value of the underlying securities at the end of the period was $2,821,404,201.
      900,000,000     Repurchase agreement 5.32%, dated 5/31/2007 under which Countrywide Securities Corp. will          900,000,000
                      repurchase U.S. Government Agency securities with various maturities to 6/25/2044 for
                      $900,133,000 on 6/1/2007.The market value of the underlying securities at the end of the period was $925,393,522.
    1,482,000,000     Interest in $1,500,000,000 joint repurchase agreement 5.32%, dated 5/31/2007 under which         1,482,000,000
                      Credit Suisse First Boston Corp. will repurchase U.S. Government Agency securities with various maturities to 8/16/2043 for $1,500,221,667 on 6/1/2007. The market value of the underlying securities at the end of the period was $1,545,007,799.
      282,000,000   3 Interest in $500,000,000 joint repurchase agreement 5.27%, dated 5/23/2007 under which             282,000,000
                      Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 6/1/2037 for $506,733,889 on 8/23/2007. The market value of the underlying securities at the end of the period was $519,282,721.
      200,000,000   3 Interest in $375,000,000 joint repurchase agreement 5.275%, dated 5/30/2007 under which            200,000,000
                      Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 6/1/2039 for $378,406,771 on 7/31/2007. The market value of the underlying securities at the end of the period was $389,385,966.
    1,000,000,000     Interest in $1,900,000,000 joint repurchase agreement 5.32%, dated 5/31/2007 under which         1,000,000,000
                      Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 4/20/2037 for $1,900,280,778 on 6/1/2007. The market value of the underlying securities at the end of the period was $1,951,745,077.
      544,000,000   3 Interest in $975,000,000 joint repurchase agreement 5.26%, dated 5/14/2007 under which             544,000,000
                      Greenwich Capital Markets Inc. will repurchase U.S. Government Agency securities with various maturities to 12/16/2044 for $979,843,583 on 6/18/2007. The market value of the underlying securities at the end of the period was $1,004,250,277.
      250,000,000     Repurchase agreement 5.32%, dated 5/31/2007 under which Greenwich Capital Markets Inc.             250,000,000
                      will repurchase U.S. Government Agency securities with various maturities to 5/16/2037 for
                      $250,036,944 on 6/1/2007. The market value of the underlying securities at the end of the period was $257,504,034.
      100,000,000     Interest in $200,000,000 joint repurchase agreement 5.31%, dated 5/31/2007 under which             100,000,000
                      HSBC Securities, Inc. will repurchase a U.S Treasury security and U.S. Government Agency securities with various maturities to 1/25/2048 for $200,029,500 on 6/1/2007. The market value of the underlying securities at the end of the period was $204,922,280.
    1,500,000,000     Repurchase agreement 5.32%, dated 5/31/2007 under which HSBC Securities, Inc. will               1,500,000,000
                      repurchase U.S. Government Agency securities with various maturities to 4/25/2037 for
                      $1,500,221,667 on 6/1/2007. The market value of the underlying securities at the end of the period was $1,545,002,688.
    1,000,000,000     Interest in $4,800,000,000 joint repurchase agreement 5.32%, dated 5/31/2007 under which         1,000,000,000
                      ING Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 10/1/2042 for $4,800,709,333 on 6/1/2007.The market value of the underlying securities at the end of the period was $4,911,683,567.
      250,000,000     Repurchase agreement 5.10%, dated 5/31/2007 under which J.P. Morgan Securities, Inc. will          250,000,000
                      repurchase U.S. Government Agency securities with various maturities to 5/1/2030 for
                      $250,035,417 on 6/1/2007. The market value of the underlying securities at the end of the period was $255,003,084.
      200,000,000     Interest in $500,000,000 joint repurchase agreement 5.24%, dated 5/31/2007 under which             200,000,000
                      Lehman Brothers, Inc. will repurchase U.S. Government Agency securities with various maturities to 4/1/2047 for $500,072,788 on 6/1/2007. The market value of the underlying securities at the end of the period was $510,001,174.
      210,000,000   3 Interest in $400,000,000 joint repurchase agreement 5.31%, dated 2/2/2007 under which              210,000,000
                      Morgan Stanley & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 6/1/2037 for $410,443,000 on 8/1/2007. The market value of the underlying securities at the end of the period was $416,848,305.
      500,000,000     Repurchase agreement 5.32%, dated 5/31/2007 under which RBC Capital Markets Corp. will             500,000,000
                      repurchase U.S. Government Agency securities with various maturities to 6/1/2037 for
                      $500,073,889 on 6/1/2007. The market value of the underlying securities at the end of the period was $511,807,874.
    1,400,000,000     Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 5/31/2007 under which         1,400,000,000
                      Societe Generale, London will repurchase a U.S. Treasury security and U.S. Government
                      Agency securities with various maturities to 9/1/2045 for $2,000,295,556 on 6/1/2007. The market value of the underlying securities at the end of the period was $2,048,527,372.
      400,000,000     Interest in $1,875,000,000 joint repurchase agreement 5.06%, dated 5/31/2007 under which           400,000,000
                      UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to
                      4/15/2032 for $1,875,263,542 on 6/1/2007. The market value of the underlying securities at the end of the period was $1,912,501,510.
       38,000,000   3 Interest in $68,000,000 joint repurchase agreement 5.26%, dated 3/20/2007 under which UBS           38,000,000
                      Securities LLC will repurchase a U.S. Government Agency security maturing on 3/25/2037 for
                      $68,924,007 on 6/22/2007. The market value of the underlying security at the end of the period was $70,770,000.
      156,000,000   3 Interest in $285,000,000 joint repurchase agreement 5.28563%, dated 11/8/2006 under which          156,000,000
                      UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 6/25/2036 for $300,189,579 on 11/7/2007. The market value of the underlying securities at the end of the period was $294,587,707.
       76,000,000   3 Interest in $147,000,000 joint repurchase agreement 5.315%, dated 5/31/2007 under which             76,000,000
                      UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 12/1/202036 for $154,856,456 on 5/27/2008. The market value of the underlying securities at the end of the period was $149,940,251.
      500,000,000     Repurchase agreement 5.32%, dated 5/31/2007 under which WAMU Capital Corp will repurchase          500,000,000
                      U.S. Government Agency securities with various maturities to 6/1/2037 for $500,073,889 on
                      6/1/2007. The market value of the underlying securities at the end of the period was
                      $510,415,361.
                          TOTAL REPURCHASE AGREEMENTS                                                                 15,366,611,000
                          TOTAL INVESTMENTS - 99.0%                                                                   17,811,094,183
                          (AT AMORTIZED COST)4
                          OTHER ASSETS AND LIABILITIES - NET 1.0%                                                        187,146,811
                          TOTAL NET ASSETS - 100%                                                                   $ 17,998,240,994


1    Floating rate note with current rate and next reset date shown.

2    Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4    Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at May 31, 2007.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.









ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  EDWARD JONES MONEY MARKET FUND

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        JULY 19, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        JULY 19, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        JULY 19, 2007